Subsequent Events - Schedule of Other Commitments (Details) (10K) - USD ($)	1 Months Ended		6 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Total			$ 50,000
Subsequent Event [Member] | Attorney Trust Account [Member]
Mark DeStefano (in satisfaction of the $50,000 note payable and the $26,981 advances payable at August 31, 2016, and for the retirement of the 1,000,000 shares of Voting Preferred Stock owned by DeStefano	$ 112,000	$ 112,000
Finder for Finder's Fee	20,000	20,000
Directors of the Company for services	15,000	15,000
Entity controlled by DeStefano for services	10,000	10,000
OTC Markets Group, Inc. for fees	12,500	12,500
Auditor for audit fees	5,000	5,000
Other	1,057	1,057
Total	$ 175,557	$ 175,557